Revenue and Geographic Information	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Revenue from Contract with Customer [Abstract]
Revenue and Geographic Information

Note 13 – Revenue and Geographic Information

The Company is a provider of iGaming, traditional sports betting and esports services that commenced revenue generating operations during the year ended June 30, 2021 with the acquisitions of Argyll, Flip Sports Limited (“FLIP”), EGL, Lucky Dino, GGC and Helix. The Company acquired Bethard in July 2021 adding to its revenue generating operations. The revenues and long-lived assets of Argyll, EGL Lucky Dino and Bethard have been identified as the international operations as they principally service customers in Europe, inclusive of the United Kingdom. The revenues and long-lived assets of FLIP, GGC and Helix (until June 10, 2022 when the Helix Game Centers were disposed) principally service customers in the United States.

A disaggregation of revenue by type of service for the three months ended September 30, 2022 and 2021 is as follows:

	Three months ended September 30,
	2022	2021
Online betting and casino revenues	$8,595,346	$14,662,588
Esports and other revenues	1,009,918	1,745,703
Total	$9,605,264	$16,408,291

A summary of revenue by geography for the three months ended September 30, 2022 and 2021 is as follows:

	September 30, 2022	September 30, 2021
United States	$812,880	$1,520,266
International	8,792,384	14,888,025
Total	$9,605,264	$16,408,291

A summary of long-lived assets by geography as at September 30, 2022 and 2021 follows:

	September 30, 2022	June 30, 2022
United States	$7,980,134	$8,271,360
International	41,723,211	46,620,831
Total	$49,703,345	$54,892,191

Note 14 – Revenue and Geographic Information

The Company is a provider of iGaming, traditional sports betting and esports services that commenced revenue generating operations during the year ended June 30, 2021 with the acquisitions of Argyll, FLIP, EGL, Lucky Dino, GGC and Helix. The Company acquired Bethard in July 2021 adding to its revenue generating operations. The revenues and long-lived assets of Argyll, EGL Lucky Dino and Bethard have been identified as the international operations as they principally service customers in Europe, inclusive of the United Kingdom. The revenues and long-lived assets of FLIP, GGC and Helix (until June 10, 2022 when the Helix Game Centers were disposed) principally service customers in the United States.

A disaggregation of revenue by type of service for the year ended June 30, 2022 and 2021 is as follows:

	Year ended June 30,
	2022	2021
Online betting and casino revenues	$53,104,795	$16,231,028
Esports and other revenues	5,246,855	552,886
Total	$58,351,650	$16,783,914

A summary of revenue by geography follows for the year ended June 30, 2022 and 2021 is as follows:

	June 30, 2022	June 30, 2021
United States	$4,799,084	$671,519
International	53,552,566	16,112,395
Total	$58,351,650	$16,783,914

A summary of long-lived assets by geography as at June 30, 2022 and 2021 follows:

	June 30, 2022	June 30, 2021
United States	$8,271,360	$48,081,926
International	46,620,831	41,942,870
Total	$54,892,191	$90,024,796